Legal proceedings	12 Months Ended
Dec. 31, 2017
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Legal proceedings

45. Legal proceedings

The Group is involved in significant legal and administrative proceedings, principally product liability, intellectual property, tax, anti-trust and governmental investigations, as well as related private litigation. The most significant of these matters, other than tax matters, are described below. The Group makes provision for these proceedings on a regular basis as summarised in Note 2, ‘Accounting principles and policies’ and Note 29, ‘Other provisions’.

The Group may become involved in significant legal proceedings in respect of which it is not possible to make a reliable estimate of the expected financial effect, if any, that could result from ultimate resolution of the proceedings. In these cases, appropriate disclosures about such cases would be included in this note, but no provision would be made for the cases.

With respect to each of the legal proceedings described below, other than those for which a provision has been made, the Group is unable to make a reliable estimate of the expected financial effect at this stage. The Group does not believe that information about the amount sought by the plaintiffs, if that is known, would be meaningful with respect to those legal proceedings. This is due to a number of factors, including, but not limited to, the stage of proceedings, the entitlement of parties to appeal a decision and clarity as to theories of liability, damages and governing law.

Legal expenses incurred and provisions related to legal claims are charged to selling, general and administration costs. Provisions are made, after taking appropriate legal and other specialist advice, where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome of the dispute. For certain product liability claims, the Group will make a provision where there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. At 31 December 2017, the Group’s aggregate provision for legal and other disputes (not including tax matters described in Note 14, ‘Taxation’) was £186 million. The ultimate liability for legal claims may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations.

The Group’s position could change over time, and, therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed by a material amount the amount of the provisions reported in the Group’s financial statements. If this were to happen, it could have a material adverse impact on the results of operations of the Group in the reporting period in which the judgements are incurred or the settlements entered into.

Intellectual property

Intellectual property claims include challenges to the validity and enforceability of the Group’s patents on various products or processes as well as assertions of non-infringement of those patents. A loss in any of these cases could result in loss of patent protection for the product at issue. The consequences of any such loss could be a significant decrease in sales of that product and could materially affect future results of operations for the Group.

Flovent HFA

On 15 February 2017, the Group received a Paragraph IV certification from Teva for Flovent HFA. This was the first Paragraph IV certification the Group had received from a generic pharmaceutical company seeking to make an AB rated version of Flovent HFA. Three patents are at issue. Teva alleged that its generic version of Flovent did not infringe two patents directed to actuation indicators (metered dose) listed in the Orange Book. Teva also alleged that U.S. Patent No. 6,743, 413 (‘413 patent’) which claims a method of treatment with a formulation containing an active medication and a propellant known as 134a, substantially free of surfactant, and its use in the hydrofluoroalkane (HFA) metered dose inhalers for Flovent is not valid. After reviewing the Teva complaint, the Group did not sue Teva under the ‘413 patent and asked the FDA to remove the ‘413 patent from the Orange Book. Teva produced evidence showing that it did not infringe the dose counter patents. On 20 June 2017, the Group withdrew the case against Teva.

Bexsero/Men B vaccines

Following its acquisition of the Novartis Vaccines business, the Group took over patent litigation originally filed by Novartis against Pfizer, Inc. (Pfizer) in the UK, Italy and the United States related to meningococcal B (Men B) vaccines. In various cases, Novartis had alleged that European patents owned by Pfizer were not infringed by the Group’s vaccine, Bexsero and were invalid. Novartis had also filed suit against Pfizer for patent infringement, alleging that Pfizer’s sale of its vaccine, Trumenba, infringes Novartis’ patents related to Men B vaccines. Pfizer had filed suit against the Group in the UK seeking to invalidate six UK patents owned by the Group that have relevance to Trumenba and in Canada for infringement of a patent covering Trumenba. On 24 April 2017, the Group and Pfizer entered into a confidential global settlement resolving all matters that permits each company to manufacture and sell their respective Men B vaccines.

Dolutegravir/Tivicay/Triumeq

In September and October, 2017, ViiV Healthcare received patent challenge letters under the Hatch-Waxman Act from Lupin, Mylan, Cipla and Dr. Reddy’s Labs for Triumeq, and from Cipla, Dr. Reddy’s, Apotex and Sandoz for Tivicay and Triumeq. ViiV Healthcare lists two patents for dolutegravir, the active ingredient in Tivicay and one of the active ingredients in Triumeq, in the FDA Orange Book. One patent, covering the molecule dolutegravir, expires on 5 October 2027. A second patent, claiming a certain crystal form of dolutegravir, expires on 8 December 2029. All the letters challenged only the patent for the crystal form. Some generic companies alleged that the crystal form patent is not valid. Others challenged validity and asserted that their proposed product would not infringe the crystal form patent. On 7 February 2017, ViiV Healthcare filed patent infringement suits against all the generic companies in the US District Court for the District of Delaware. Additionally, ViiV Healthcare also filed suit against certain of the generic companies in the US District Court for the District of New Jersey, and the US District Court for the District of West Virginia. No trial date has yet been set.

On 7 February 2018, ViiV Healthcare filed patent infringement litigation against Gilead Sciences Inc. (Gilead) over bictegravir in the US District Court for the District of Delaware (US Patent No. 8,129,385) and the Canadian Federal Court (Canadian Patent No. 2,606,282). ViiV Healthcare alleges that Gilead’s triple combination HIV drug containing the HIV integrase inhibitor bictegravir infringes ViiV Healthcare’s patent covering dolutegravir and other compounds that include dolutegravir’s unique chemical scaffold. In both the US and Canada, ViiV Healthcare seeks financial redress rather than injunctive relief. No trial date has yet been set.

Kivexa

Between Q1 2017 and Q1 2018, ViiV Healthcare reached confidential agreements with each of Vale Pharmaceuticals, Lupin, Sandoz, STADA and Zentiva to settle various challenges to the validity of the Supplementary Protection Certificate (‘SPC’) for the patent covering the combination of lamivudine and abacavir for Kivexa and certain counterclaims brought by ViiV Healthcare for infringement of that SPC. These settlements brought an end to litigation and arbitration proceedings between ViiV Healthcare and Lupin in Germany and Portugal, between ViiV Healthcare and STADA in Germany and Italy, between ViiV Healthcare and Sandoz in Austria, Germany, Portugal, Spain and Sweden, between ViiV Healthcare and Vale Pharmaceuticals in Portugal, and between ViiV Healthcare and Zentiva in Portugal.

DOC Generici filed an action in September 2016 in the Court of Rome seeking a declaration that the Italian SPC covering Kivexa was invalid because it is based upon the invalid lamivudine and abacavir combination patent. ViiV Healthcare has counterclaimed for infringement of the Italian SPC. The trial in this action is to be heard in Q3 2018.

In June 2017, Biogaran commenced proceedings in France seeking revocation of the French SPC covering Kivexa. No trial date has been set for this action.

In Portugal, ViiV Healthcare initiated arbitration proceedings against Farmoz under the SPC covering Kivexa. Farmoz had filed for marketing approval for a generic version of Kivexa. No arbitration date has yet been scheduled in this action.

In February 2017, Kyowa Pharmaceuticals filed a nullity action relating to Kivexa in Japan. Oral hearing of the trial was held at the Japan Patent Office on 30 January 2018. The decision of the Japan Patent Office is expected in 2018.

Lexiva

The US patent covering Lexiva expired on 24 December 2017 and the product has paediatric exclusivity until 24 June 2018. Pursuant to a settlement of a litigation and confidential licence agreement, Mylan is presently selling a generic version of Lexiva in the US.

Product liability

Pre-clinical and clinical trials are conducted during the development of potential products to determine the safety and efficacy of products for use by humans following approval by regulatory bodies.

Notwithstanding these efforts, when drugs and vaccines are introduced into the marketplace, unanticipated safety issues may become, or be claimed by some to be, evident. The Group is currently a defendant in a number of product liability lawsuits related to the Group’s Pharmaceutical, Vaccine and Consumer Healthcare products. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision, as appropriate, for the matters below in the provision for legal and other disputes. Matters for which the Group has made a provision are also noted in Note 29, ‘Other provisions.

Avandia

The Group has been named in product liability lawsuits on behalf of individuals asserting personal injury claims arising out of the use of Avandia. Economic loss actions have also been filed seeking restitution and penalties under consumer protection and other laws. The federal cases filed against the Group are part of a multi-district litigation proceeding pending in the US District Court for the Eastern District of Pennsylvania (the ‘MDL Court’). Cases have also been filed in a number of state courts. In addition, the County of Santa Clara, California, has brought an action on behalf of California residents which is pending in the MDL Court, alleging violations of California’s False Advertising Act and seeking restitution, damages, and civil penalties.

As of February 2018, there are five remaining personal injury cases on appeal from summary judgement decisions in favour of the Group (one in federal court in Pennsylvania and four in California state court).

There were four purported class actions in the US seeking economic damages on behalf of third party payers asserting claims under the Racketeer Influenced and Corrupt Organizations Act (RICO) and consumer protection laws. Two plaintiffs voluntarily dismissed their actions. On 7 December 2017, the MDL Court granted the Group’s motion for summary judgement on the two remaining plaintiffs’ claims. Plaintiffs have filed an appeal of the decision in the US Court of Appeals for the Third Circuit, and a briefing schedule has been set.

In the Santa Clara County action, the Group filed a motion for summary judgement on the basis of pre-emption and also is seeking partial summary judgement on the County’s restitution claim. On 7 December 2017, the MDL Court granted the Group’s motion. The County’s claims for civil penalties remain pending before the MDL Court.

There are 13 purported class actions in Canada, two of which are active. In the two active cases, class certification hearings were held. In the Ontario action, the proceedings were adjourned. On 7 December 2017, the Nova Scotia court issued an Order certifying a nationwide class of all users of Avandia. The Group has filed an appeal of that class certification decision.

Seroxat/Paxil and Paxil CR

The Group has received numerous lawsuits and claims alleging that use of Paxil (paroxetine) has caused a variety of injuries. Most of these lawsuits contain one or more of the following allegations: (i) that use of Paxil during pregnancy caused congenital malformations, persistent pulmonary hypertension or autism; (ii) that Paxil treatment caused patients to commit suicidal or violent acts; and (iii) that the Group failed to warn that patients could experience certain symptoms on discontinuing Paxil treatment.

– Pregnancy

The Group has reached agreements to settle the majority of the US claims relating to the use of Paxil during pregnancy as of February 2018, but a number of claims related to use during pregnancy are still pending in various courts in the US. Of these remaining lawsuits, there are three cases still pending in state court in California and one in federal court in California. There is one case in state court in Kentucky, one in state court in Oklahoma, and one lawsuit joining the claims of eight plaintiffs in state court in Illinois. Other matters have been dismissed without payment.

The Singh action in Alberta, Canada, a proposed national class action, seeks to certify a class relating to birth defects generally. The Group is awaiting a hearing on the motion in Singh to certify the case as a class action. Another Canadian class action, Jensen, alleging claims of Paxil (and other SSRI) use and autism was filed in Saskatchewan in January 2017. On 27 March 2017, court approval was received for the settlement of Bartram, a third class action suit in British Columbia.

– Acts of violence

As of February 2018, there were six pending claims or cases concerning allegations that patients who took paroxetine or Paxil committed or attempted to commit suicide or acts of violence: five claims or cases are in the US and one case is in Canada. One of the US cases, Dolin, involving the suicide of a man who allegedly took generic paroxetine manufactured by Mylan, resulted in a $3 million verdict for the plaintiff. The Group has appealed the verdict to the US Court of Appeals for the Seventh Circuit.

– Discontinuation

In the UK, a long-pending group action alleges that Seroxat caused severe discontinuation symptoms. In 2010, the Legal Services Commission (“LSC”) withdrew public funding from hundreds of claimants, causing termination of most claims. In 2015, the Legal Aid Agency (formerly the LSC) discharged the public funding certificate following a 2013 recommendation of its Special Cases Review Panel that these cases have poor prospects of success. However, more recently, Fortitude Law was engaged with the purpose of resurrecting the Seroxat group action, and obtained third-party funding for the experts and the 103 remaining claimants. The Group asked the court to require the third-party funder to provide security for the litigation costs in the event plaintiffs lose. On 8 December 2017, the High Court ruled in favour of the Group on its application for an order that the claimants’ litigation funder give security for costs for a sum in excess of the total funding it had committed to the case. The trial of the action is scheduled to commence in May 2019.

Zofran

Plaintiffs allege that their children suffered birth defects as a result of the mothers’ ingestion of Zofran and/or generic ondansetron for pregnancy-related nausea and vomiting. Plaintiffs assert that the Group sold Zofran knowing it was unsafe for pregnant women, failed to warn of the risks, and illegally marketed Zofran “off-label” for use by pregnant women. As of February 2018, the Group is a defendant in 420 personal injury lawsuits in the US. 406 of the cases are part of a multi-district litigation proceeding (MDL) in the District of Massachusetts.

The MDL cases are in discovery. The MDL continues with monthly status conferences where issues such as the sufficiency of the pleadings and the scope of discovery will be addressed. The Group continues to seek the dismissal of individual cases as appropriate.

The Brown case pending in Oregon is in discovery and is scheduled for trial in October 2018. The remaining nine state court cases in the US, eight of which are in California, are still in their early days. The Group is also a defendant in four proposed class actions in Canada. There has been no significant activity in 2017 in the Canadian class actions.

Sales and marketing and regulation

The Group’s marketing and promotion of its Pharmaceutical and Vaccine products are the subject of certain governmental investigations and private lawsuits brought by litigants under various theories of law. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category, and has included a provision for such matters in the provision for legal and other disputes, except as noted below.

Matters for which the Group has made a provision are also noted in Note 29, ‘Other provisions’.

SEC/DOJ and SFO Anti-corruption enquiries

On 27 May 2014, the UK Serious Fraud Office (SFO) began a formal criminal investigation into the Group’s commercial operations in a number of countries, including China. The Group is co-operating with and responding to these requests. The SFO inquiry followed investigations initiated by China’s Ministry of Public Security in June 2013 (the “China Investigations”) which resulted in a ruling in 2014 that, according to Chinese law, GSK China Investment Co. Ltd. (“GSKCI”) had offered money or property to non-government personnel in order to obtain improper commercial gains and GSKCI being found guilty of bribing non-government personnel.

On 30 September 2016, the Group reached a global resolution with the US Securities and Exchange Commission (SEC) regarding the SEC’s investigation under the US Foreign Corrupt Practices Act (FCPA) into the Group’s commercial practices in countries outside of the US, including China. As part of the resolution, the Group agreed to pay a civil penalty of $20 million to the US Government. The US Department of Justice (DOJ) confirmed that it had concluded its investigation into the Group’s commercial practices and would take no action against the Group. As part of the resolution with the SEC, the Group agreed to certain undertakings, including a period of self-monitoring and reporting. The Group’s obligations under that resolution continue through 30 September 2018.

In the course of its current inquiry, the SFO has requested additional information from the Group regarding third party advisers engaged by the company in the course of the China Investigations. The SEC and DOJ are also investigating these matters following the Group’s reporting of the SFO’s inquiries. The Group is co-operating and responding to these requests.

The Group is unable to make a reliable estimate of the expected financial effect of these investigations, and no provision has been made for them.

US Vaccines subpoena

On 25 February 2016, the Group received a subpoena from the US Attorney’s Office for the Southern District of New York requesting documents relating to the Group’s Vaccines business. The Group is responding to the subpoena. The Group is unable to make a reliable estimate of the expected financial effect of this matter, and no provision has been made for it.

US subpoena relating to Imitrex and Amerge

On 7 March 2016, the Group received a subpoena from the US Attorney’s Office for the Southern District of New York requesting documents relating to the Group’s US contracts for Imitrex and Amerge. The Group has completed its response to the subpoena. The Group is unable to make a reliable estimate of the expected financial effect of this matter, and no provision has been made for it.

Average wholesale price

The Attorney General in Illinois filed suit against the Group and a number of other pharmaceutical companies claiming damages and restitution due to average wholesale price (AWP) and/or wholesale acquisition cost (WAC) price reporting for pharmaceutical products covered by the state’s Medicaid programmes. The case alleges that the Group reported or caused to be reported false AWP and WAC prices, which, in turn, allegedly caused the state Medicaid agency to reimburse providers more money for covered medicines than the agency intended. The state has sought recovery on behalf of itself as payer and on behalf of in-state patients as consumers. The case is ongoing, and no trial date has yet been set as to the Group.

Cidra third-party payer litigation

On 25 July 2013, a number of major US healthcare insurers filed suit against the Group in the Philadelphia, Pennsylvania County Court of Common Pleas seeking compensation for reimbursements they made for medicines manufactured at the Group’s former Cidra plant in Puerto Rico. These insurers claim that the Group knowingly and illegally marketed and sold adulterated drugs manufactured under conditions non-compliant with cGMP (current good manufacturing practices) and that they, as third-party insurers, were unlawfully induced to pay for them. The suit alleges both US federal and various state law causes of action. The Court denied the Group’s motion to dismiss and discovery is scheduled to be completed in 2018, with the case to be scheduled for trial sometime in late 2018.

Anti-trust/competition

Certain governmental actions and private lawsuits have been brought against the Group alleging violation of competition or anti-trust laws. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision for such matters in the provision for legal and other disputes, except as noted below. Matters for which the Group has made a provision are also noted in Note 29, ‘Other provisions’.

UK Competition and Markets Authority investigation On 12 February 2016, the UK Competition and Markets Authority (CMA) issued a decision fining the Group and two other pharmaceutical companies for infringement of the Competition Act. The CMA imposed a fine of £37.6 million on the Group, as well as fines totaling £7.4 million against the other companies. This relates to agreements to settle patent disputes between the Group and potential suppliers of generic paroxetine formulations, entered between 2001 and 2003. The Group terminated the agreements at issue in 2004. The Group believes it has strong grounds for its appeal of the CMA’s finding to the Competition Appeal Tribunal (CAT) in order to overturn the fine or substantially reduce it. The appeal concluded in April 2017. The CAT delivered its initial judgement on the appeal on 8 March 2018 referring all the principle points at issue to the Court of Justice of the EU for a preliminary ruling. The matter will then return to the CAT for final judgement. No provision has been made for this matter.

Lamictal

Purported classes of direct and indirect purchasers filed suit in the US District Court for the District of New Jersey alleging that the Group and Teva Pharmaceuticals unlawfully conspired to delay generic competition for Lamictal, resulting in overcharges to the purchasers, by entering into an allegedly anti-competitive reverse payment settlement to resolve patent infringement litigation. A separate count accuses the Group of monopolising the market.

On 26 June 2015, the Court of Appeals reversed the trial court’s decision to dismiss the case and remanded the action back to the trial court. On 18 May 2016, the trial court denied the indirect purchaser class plaintiffs’ motion for reconsideration. As a result, the indirect purchaser class representatives have agreed to a settlement to exit the case and resolve their remaining claims. Terms of the settlement are confidential. The case will continue to move forward with document production and witness depositions with regard to the claims of the direct purchasers.

Wellbutrin XL

Plaintiffs claimed anti-trust injury related to allegedly sham patent litigation filed by Biovail against generic companies pursuing ANDAs for generic Wellbutrin XL. Plaintiffs alleged that a conspiracy to delay generic approval existed between Biovail and the Group, but the US District Court granted summary judgement in favour of the Group on those claims. The sole remaining claims in the matter relate to plaintiffs’ allegations that the Group entered into an anti-competitive reverse payment settlement to resolve the patent infringement litigation. The District Court granted summary judgement in favour of the Group on all claims. On 9 August 2017, the US Court of Appeals for the Third Circuit Court affirmed the trial court’s dismissal of plaintiffs’ case on summary judgement. On 31 August 2017, plaintiffs filed a motion for a rehearing en banc before the Third Circuit which was denied on 20 September 2017. Plaintiffs did not file a petition for certiorari asking the United States Supreme Court to review the decision, so the dismissal of the action is now final.

Commercial and corporate

The Group is a defendant in certain cases which allege violation of US federal securities and ERISA laws. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision for such matters in the provision for legal and other disputes. Matters for which the Group has made a provision are also noted in Note 29, ‘Other provisions’.

Securities/ERISA class actions – Stiefel

On 12 December 2011, the US Securities and Exchange Commission (SEC) filed a formal complaint against Stiefel Laboratories, Inc. and Charles Stiefel in the US District Court for the District of Florida alleging that Stiefel and its principals violated federal securities laws by inducing Stiefel employees to sell their shares in the employee stock plan back to the company at a greatly undervalued price and without disclosing to employees that the company was about to be sold to the Group. The case was stayed while several private actions brought by former Stiefel employees proceeded through the courts, but was returned to active status in early summer 2015. It is unclear when the case ultimately will be scheduled for trial.

In addition to the SEC case, one private matter (the “Martinolich” case) remains. It is also pending in federal district court in Florida, but has been stayed pending the trial of the SEC matter. The allegations in the Martinolich case largely track those in the SEC matter: plaintiff, a former Stiefel employee, alleges that Stiefel and its officers and directors violated the US Employee Retirement Income Security Act (ERISA) and federal and state securities laws by inducing Stiefel employees to sell their shares in the employee stock plan back to Stiefel at a greatly undervalued price and without disclosing to employees that Stiefel was about to be sold to the Group.

Environmental matters

The Group has been notified of its potential responsibility relating to past operations and its past waste disposal practices at certain sites, primarily in the US. Some of these matters are the subject of litigation, including proceedings initiated by the US federal or state governments for waste disposal, site remediation costs and tort actions brought by private parties.

The Group has been advised that it may be a responsible party at approximately 19 sites, of which 10 appear on the National Priority List created by the Comprehensive Environmental Response Compensation and Liability Act (Superfund). These proceedings seek to require the operators of hazardous waste facilities, transporters of waste to the sites and generators of hazardous waste disposed of at the sites to clean up the sites or to reimburse the US Government for cleanup costs. In most instances, the Group is involved as an alleged generator of hazardous waste.

Although Superfund provides that the defendants are jointly and severally liable for cleanup costs, these proceedings are frequently resolved on the basis of the nature and quantity of waste disposed of by the generator at the site. The Group’s proportionate liability for cleanup costs has been substantially determined for 18 of the sites referred to above.

The Group’s potential liability varies greatly from site to site. The the cost of investigation, study and remediation at such sites could, over time, be significant. The Group has made a provision for these matters, as noted in Note 29, ‘Other provisions’.